Recapitalization - PIPE Investment (Details) - $ / shares		11 Months Ended
	Mar. 13, 2023	Dec. 31, 2022
Recapitalization
Number of Class A shares issued		3,547
PIPE Subscription Agreement
Recapitalization
Number of Class A shares issued	2,009,950
Price per share	$ 10.00